CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY ONLY) - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 02, 2021	Jul. 03, 2021	Apr. 03, 2021	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Oct. 02, 2021	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
Net (loss) income	$ (11,296)	$ (53,598)	$ 8,533	$ 17,740	$ 16,414	$ (15,451)	$ (56,361)	$ 18,703	$ 15,983	$ 7,457
Equity in other comprehensive income (loss) of subsidiary									2,825	(670)
Comprehensive (loss) income							$ (58,285)	$ 19,107	18,808	6,787
Parent
Condensed Statement of Income Captions [Line Items]
Net (loss) income									15,983	7,457
Equity in other comprehensive income (loss) of subsidiary									2,825	(670)
Comprehensive (loss) income									$ 18,808	$ 6,787